Financial liabilities - Interest bearing financial liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities
Interest-bearing liabilities	kr 28,306	kr 11,305	kr 11,032
Within 1 year
Financial liabilities
Interest-bearing liabilities	6,539
Within 1 - 2 years
Financial liabilities
Interest-bearing liabilities	2,020
Within 2 - 3 years
Financial liabilities
Interest-bearing liabilities	3,384
Within 3 - 4 years
Financial liabilities
Interest-bearing liabilities	2,588
Within 4 - 5 years
Financial liabilities
Interest-bearing liabilities	1,960
Within 5 - 15 years
Financial liabilities
Interest-bearing liabilities	11,815
Variable interest rates
Financial liabilities
Interest-bearing liabilities	12,492
Variable interest rates | Within 1 year
Financial liabilities
Interest-bearing liabilities	6,471
Variable interest rates | Within 1 - 2 years
Financial liabilities
Interest-bearing liabilities	1,763
Variable interest rates | Within 2 - 3 years
Financial liabilities
Interest-bearing liabilities	2
Variable interest rates | Within 3 - 4 years
Financial liabilities
Interest-bearing liabilities	1,301
Variable interest rates | Within 4 - 5 years
Financial liabilities
Interest-bearing liabilities	376
Variable interest rates | Within 5 - 15 years
Financial liabilities
Interest-bearing liabilities	2,579
Fixed interest rates
Financial liabilities
Interest-bearing liabilities	15,814
Fixed interest rates | Within 1 year
Financial liabilities
Interest-bearing liabilities	68
Fixed interest rates | Within 1 - 2 years
Financial liabilities
Interest-bearing liabilities	257
Fixed interest rates | Within 2 - 3 years
Financial liabilities
Interest-bearing liabilities	3,382
Fixed interest rates | Within 3 - 4 years
Financial liabilities
Interest-bearing liabilities	1,287
Fixed interest rates | Within 4 - 5 years
Financial liabilities
Interest-bearing liabilities	1,584
Fixed interest rates | Within 5 - 15 years
Financial liabilities
Interest-bearing liabilities	kr 9,236